DEFERRED REVENUE (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Deferred revenue	$ 656,290	$ 862,597
Rob Thomas [Member]
Defined Benefit Plan Disclosure [Line Items]
Unredeemed notes	$ 656,290